Shareholders’ equity (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Summary of share capital

	Common shares	Amount
	#	$
Balance – December 31, 2024	3,140,621	22,486
Granted	34,292	114
Balance – June 30, 2025	3,174,913	22,600

	Common shares	Amount
	#	$
Balance – December 31, 2023	1,847,593	13,517
Deemed issuance of shares to Aeterna shareholders	1,213,967	8,485
Balance – June 30, 2024	3,061,560	22,002

Summary of number and weighted average exercise prices of deferred shares units

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2025	76,024	25.77
Cancelled / Forfeited	(26,728)	14.42
Balance – June 30, 2025	49,296	30.98

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2024	74,371	20.74
Granted - Replacement options	12,949	50.65
Cancelled / Forfeited	(6,442)	12.07
Balance – June 30, 2024	80,878	26.22